Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Revenue	$ 0	$ 92
Cost of sales	6	12
Operating and administrative expenses	0	1
Other income	$ 0	$ 3